Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2022	Apr. 30, 2022	May 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Reduction of asset value of derivative				$ 0.0	$ 0.0	$ (188.7)
Unrealized gains in AOCI at time of termination				1,016.6	1,150.2	778.9			$ 259.5
Net Cash Provided by (Used in) Operating Activities				(106.8)	488.9	346.1
Net Cash Provided by (Used in) Financing Activities				(84.5)	74.9	394.5
Foreign currency cash flow hedge to be reclassified the next twelve months				1.1
Interest rate cash flow hedge to be reclassified during the next twelve months				26.4
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Reduction of asset value of derivative			$ 188.7
Unrealized gains in AOCI at time of termination				352.7	310.5			$ (786.0)	$ (2,683.4)
Net Cash Provided by (Used in) Operating Activities				(166.0)	396.8	(114.3)
Net Cash Provided by (Used in) Financing Activities				(144.2)	$ (39.6)	$ (63.8)
Foreign currency cash flow hedge to be reclassified the next twelve months				(1.1)
Interest rate cash flow hedge to be reclassified during the next twelve months				26.4
Interest Rate Swap [Member]
Derivative [Line Items]
Proceeds from terminated swaps	$ 56.4
Reduction of asset value of derivative	188.7
Reduction of debt host	3.2
Net Cash Provided by (Used in) Operating Activities	188.7
Net Cash Provided by (Used in) Financing Activities	134.5
Interest Rate Swap [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Proceeds from terminated swaps			56.4
Reduction of debt host			131.3	3.2
Net Cash Provided by (Used in) Operating Activities		$ 188.7
Net Cash Provided by (Used in) Financing Activities			134.5
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Liability	6.8		6.8
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Unrealized gains in AOCI at time of termination	9.4		9.4				$ 9.4
Derivative Liability	6.8		6.8
Accumulated Gain (Loss), Net, Cash Flow Hedge Discontinued, Including Noncontrolling Interest | Interest Rate Swap [Member]
Derivative [Line Items]
Unrealized gains in AOCI at time of termination	131.3		131.3	$ 180.4
Accumulated Gain (Loss), Net, Cash Flow Hedge Discontinued, Including Noncontrolling Interest | Interest Rate Swap [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Unrealized gains in AOCI at time of termination	$ 180.4		$ 180.4